W. John McGuire

+1.202.373.6799

wjmcguire@morganlewis.com

VIA EDGAR

June 15, 2016

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	NuShares ETF Trust: Initial Registration Statement on Form N-1A (File Nos. 333- and 811- 23161)

Ladies and Gentlemen:

On behalf of our client, NuShares ETF Trust (the “Trust”), we are filing, pursuant to the Securities Act of 1933, and under the Investment Company Act of 1940, the Trust’s registration statement on Form N-1A, together with certain exhibits thereto.

If you have any questions, please do not hesitate to contact me at (202) 373-6799.

Sincerely,

/s/ W. John McGuire
W. John McGuire

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001